UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23656

FS MVP private markets FUND

(Exact name of registrant as specified in charter)

9 Old Kings Highway South

Darien, Connecticut 06820

(Address of principal executive offices) (Zip code)

Daniel Dwyer

Portfolio Advisors, LLC

9 Old Kings Highway South

Darien, Connecticut 06820

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 662-3456

Date of fiscal year end: March 31

Date of reporting period: July 1, 2022 - June 30, 2023

Item 1 – Proxy Voting Record.

The FS MVP Private Markets Fund did not hold any securities with respect to which it was entitled to vote during the reporting period from July 1, 2022 through June 30, 2023.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: FS MVP Private Markets Fund

By:	/s/ Scott Higbee
Scott Higbee, President (Principal Executive Officer)

Date:	August 14, 2023

By:	/s/ Daniel Iamiceli
Daniel Iamiceli, Treasurer (Principal Financial Officer)

Date:	August 14, 2023